Shareholders' equity - Summary of Issued and Outstanding Common Shares (Details) - shares	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Shares issued and outstanding:
Balance at the beginning (in shares)	21,439,632	19,021,642
Shares issued for business combinations (in shares)	0	1,494,536
Shares issued as installment for shares to be issued (in shares)	11,838,457	857,142
Shares purchased and cancelled (in shares)	(108,622)	0
Shares returned from escrow and cancelled (in shares)	(142,124)	0
Shares issued upon exercise of options (in shares)	11,024	66,340
Rounding of fractional shares in 2021 after share consolidation (In shares)	0	(28)
Balance at the end (in shares)	33,038,367	21,439,632